Cover	Jul. 02, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 02, 2021
Entity Registrant Name	Del Taco Restaurants, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36197
Entity Tax Identification Number	46-3340980
Entity Address, Address Line One	25521 Commercentre Drive
Entity Address, City or Town	Lake Forest,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92630
City Area Code	(949)
Local Phone Number	462-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value
Trading Symbol	TACO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001585583